PRIVATE PLACEMENT (Details) - Aldel Financial Inc. - USD ($)			3 Months Ended	9 Months Ended
	Apr. 12, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Mar. 25, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units purchased by sponsor	2,000	1,500,000
Price per unit		$ 10.10		$ 10.10
Proceeds from issuance of units	$ 115,000,000
Price of warrants		$ 10.00
Number of shares issuable per warrant		1
Sponsor
Subsidiary, Sale of Stock [Line Items]
Price per unit		$ 15
Private Unit Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units purchased by sponsor		500,000
Price per unit		$ 15			$ 15
Number of warrants to purchase shares issued		515,000		257,500
Price of warrants		$ 15
Private Unit Warrants | FGSP
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		500,000
OTM warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		15		1,300,000
OTM warrants | Sponsor and FGSP
Subsidiary, Sale of Stock [Line Items]
Price per unit				$ 15.00
Proceeds from issuance of units				$ 130,000
Number of warrants to purchase shares issued				1,300,000
Price of warrants				$ 0.10
Number of shares issuable per warrant				1
OTM warrants | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		1,300,000
Price of warrants		$ 0.10
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units purchased by sponsor	1,500,000	11,500,000	515,000
Price per unit			$ 10
Number of warrants to purchase shares issued		515,000
Over-allotment option | Private Unit Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of $15 strike warrants in private placements		$ 5,280,000
Number of shares issuable per warrant		515,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Price of warrants			$ 0.10
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of units purchased by sponsor				515,000
Price per unit				$ 10.00
Proceeds from issuance of units				$ 5,150,000
Private Placement | FGSP
Subsidiary, Sale of Stock [Line Items]
Price of warrants		$ 10.00
Private Placement | Private Unit Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units purchased by sponsor		500,000
Proceeds from sale of $15 strike warrants in private placements		$ 5,130,000